Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments	Derivative financial instruments
Fuel derivatives

During the year ended December 31, 2022, the Company entered into additional series of forward contracts for the purchase of 2 million litres of fuel oil with scheduled settlement between November 2023 and January 2024. These derivative instruments were not designated as hedges by the Company and were recorded at FVTPL.
For the year ended December 31, 2022, the Company recorded an unrealized fuel derivative loss of $10 million (2021 – gain of $11 million) and a realized fuel derivative gain of $29 million (2021 - gain of $14 million) in the Consolidated Statement of Operations.

The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2022:

	2023	2024	Total

Forward – fuel oil:
Litres (thousands)	22,604	656	23,260
Average strike price	$0.37	$0.43	$0.37

Forward – gas oil:
Litres (thousands)	17,066	—	17,066
Average strike price	$0.43	$—	$0.43

The unrealized fair value of these contracts at December 31, 2022 was $5 million (see Note 5).